UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 989.60	$ 2.28
Hypothetical A	$ 1,000.00	$ 1,022.58	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.30	$ 2.55
Hypothetical A	$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Massachusetts Municipal Income Fund	.46%
Fidelity Massachusetts Municipal Money Market Fund	.51%

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	19.2	18.2
General Obligations	17.8	19.6
Education	14.6	13.5
Transportation	14.5	15.6
Water & Sewer	11.1	11.7
Weighted Average Maturity as of July 31, 2008
		6 months ago
Years	8.6	7.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	7.2	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
AAA 33.6%	AAA 73.7%
AA,A 58.9%	AA,A 21.7%
BBB 2.7%	BBB 1.9%
BB and Below 1.0%	BB and Below 1.0%
Not Rated 1.7%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,025,430
Massachusetts - 94.9%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,386,021
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,345,612
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,078,275
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,161,523
5% 8/1/17 (MBIA Insured)	7,990,000	8,362,813
5% 8/1/18 (MBIA Insured)	6,200,000	6,410,304
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,221,004
5.75% 11/1/13	1,975,000	2,104,323
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,071,892
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,550,697
5% 6/15/19 (FSA Insured)	1,535,000	1,608,127
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,088,330
5% 4/1/16 (FSA Insured)	1,000,000	1,089,410
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,103,248
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,478,722
5% 5/15/19 (AMBAC Insured)	1,000,000	1,046,870
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,321,987
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,053,500
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,431,226
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,501,847
5% 12/15/19 (MBIA Insured)	1,310,000	1,372,317
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,256,719
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,387,136
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,493,462
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,160,237
5% 6/1/19 (MBIA Insured)	1,560,000	1,625,754
5% 12/1/32 (MBIA Insured)	2,000,000	2,014,720
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,593,458
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Marblehead Gen. Oblig.: - continued
5% 8/15/20	$ 1,465,000	$ 1,539,554
Martha's Vineyard Land Bank Rev.:
5% 5/1/18 (AMBAC Insured)	2,070,000	2,202,418
5% 5/1/34 (AMBAC Insured)	1,000,000	1,003,880
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,025,000	3,679,973
Series A:
5.5% 3/1/12	4,350,000	4,591,991
7% 3/1/21	1,500,000	1,828,470
Series B, 6.2% 3/1/16	27,525,000	31,223,534
Massachusetts Bay Trans. Auth. Assessment Rev. Series A:
5.25% 7/1/30	7,085,000	7,193,613
5.75% 7/1/15	85,000	89,457
5.75% 7/1/18	330,000	345,675
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2006 C, 5% 7/1/23	10,000,000	10,469,000
Series C, 5% 7/1/22	9,900,000	10,413,018
Sr. Series A, 5.25% 7/1/32	7,745,000	8,259,965
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,355,600
Sr. Series C:
5.25% 7/1/19	4,430,000	4,890,631
5.25% 7/1/21	4,000,000	4,373,200
5.25% 7/1/23	3,950,000	4,309,490
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
5% 1/1/14	1,500,000	1,558,170
5% 1/1/17	1,250,000	1,284,475
5% 1/1/19	2,225,000	2,250,788
5% 1/1/20	3,000,000	3,008,040
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5% 10/1/21 (MBIA Insured)	1,165,000	1,172,584
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,624,475
5% 7/1/21	3,090,000	3,211,406
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,544,200
(Brandeis Univ. Proj.) Series N:
5% 10/1/23 (a)	1,040,000	1,088,870
5% 10/1/24 (a)	1,210,000	1,259,816
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(College of Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	$ 1,500,000	$ 1,551,555
Series 2008 B, 5% 9/1/22	1,100,000	1,157,772
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,864,219
5.25% 7/1/31	11,785,000	12,038,849
5.5% 7/1/14	750,000	800,700
5.5% 7/1/15	910,000	968,904
5.5% 7/1/16	590,000	627,176
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,066,893
5.5% 10/1/28	5,660,000	4,728,307
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	9,978,990
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.55% 7/1/09 (AMBAC Insured) (c)	570,000	577,359
4.65% 7/1/10 (AMBAC Insured) (c)	1,360,000	1,374,280
4.75% 7/1/11 (AMBAC Insured) (c)	2,340,000	2,349,922
4.8% 7/1/12 (AMBAC Insured) (c)	605,000	607,426
4.95% 7/1/14 (AMBAC Insured) (c)	1,145,000	1,148,286
5% 7/1/15 (AMBAC Insured) (c)	540,000	541,188
Issue G, 5% 12/1/11 (MBIA Insured) (c)	1,060,000	1,063,911
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (c)	935,000	946,192
4.9% 12/1/11 (AMBAC Insured) (c)	1,335,000	1,342,035
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,100,620
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (d)	5,070,000	5,178,599
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	7,320,000	7,476,794
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	8,310,000	8,495,396
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (d)	5,820,000	5,942,045
Series 2000 A:
5.75% 6/15/11	8,660,000	9,231,214
5.75% 12/15/11	9,510,000	10,137,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 2000 A:
5.75% 6/15/12	$ 5,000,000	$ 5,302,750
5.75% 6/15/13	8,000,000	8,518,240
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,389,766
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	660,000	673,840
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,255,260
5.5% 11/1/20	1,000,000	1,119,270
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,869,960
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,505,400
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,216,418
Series 2005 C, 5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100) (d)	26,840,000	29,430,328
Series 2006 D:
5% 8/1/19	8,990,000	9,542,705
5% 8/1/20 (Pre-Refunded to 8/1/16 @ 100) (d)	4,000,000	4,385,800
5% 8/1/21 (Pre-Refunded to 8/1/16 @ 100) (d)	5,750,000	6,304,588
5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100) (d)	8,700,000	9,539,115
Series A:
2.495% 5/1/37 (b)	20,000,000	14,802,400
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,388,050
5% 3/1/18 (FSA Insured)	25,000,000	26,610,000
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (d)	60,000	65,610
5% 3/1/19 (Pre-Refunded to 3/1/15 @ 100) (d)	1,230,000	1,341,229
Series B:
5% 11/1/15	7,000,000	7,637,910
5.25% 9/1/20 (FSA Insured)	4,255,000	4,683,053
5.25% 9/1/22 (FSA Insured)	15,000,000	16,409,250
Series C:
5% 8/1/32 (AMBAC Insured)	18,500,000	18,740,500
5% 8/1/37 (AMBAC Insured)	15,500,000	15,667,710
5.25% 8/1/21 (AMBAC Insured)	980,000	1,055,617
5.25% 8/1/22 (FSA Insured)	1,985,000	2,118,253
5.25% 8/1/23 (FSA Insured)	2,800,000	2,975,112
5.25% 8/1/24 (FSA Insured)	6,500,000	6,876,805
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,941,167
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	$ 3,800,000	$ 4,135,350
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	259,589
5.5% 10/1/18	6,000,000	6,766,140
Series E:
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (d)	20,300,000	22,385,622
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,671,980
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	752,497
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,349,083
5.75% 7/1/18	1,300,000	1,342,510
5.75% 7/1/19	1,455,000	1,499,450
5.75% 7/1/20	500,000	514,915
5.75% 7/1/33	3,000,000	3,003,960
(Berklee College of Music Proj.) Series A:
5% 10/1/16	1,000,000	1,059,670
5% 10/1/19	3,290,000	3,409,624
5% 10/1/21	3,270,000	3,327,487
5% 10/1/23	2,000,000	2,018,900
5% 10/1/25	5,950,000	5,958,271
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	11,360,000	11,382,038
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,816,891
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,418,186
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (MBIA Insured)	1,000,000	1,015,830
Series 2008 B2:
5% 2/1/25 (MBIA Insured)	800,000	794,672
5.375% 2/1/26 (MBIA Insured)	1,750,000	1,788,658
5.375% 2/1/28 (MBIA Insured)	2,000,000	2,026,980
Series 2008 D:
5.25% 7/1/19 (MBIA Insured)	1,500,000	1,575,585
5.25% 7/1/21 (MBIA Insured)	1,450,000	1,495,124
5.25% 7/1/22 (MBIA Insured)	1,000,000	1,027,160
5.25% 7/1/24 (MBIA Insured)	1,900,000	1,932,205
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 E1:
5% 7/1/28	$ 2,525,000	$ 2,377,389
5.125% 7/1/33	2,000,000	1,870,600
5.125% 7/1/38	3,640,000	3,358,410
5.375% 7/1/21	10,850,000	11,011,774
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,519,845
5.375% 7/1/24	5,015,000	5,024,278
5.375% 7/1/25	3,500,000	3,486,350
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,111,350
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	39,135,000	39,599,924
(Lahey Clinic Med. Ctr. Proj.) Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	4,753,988
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/09	2,540,000	2,573,757
5.25% 7/1/10	2,000,000	2,016,840
5.25% 7/1/11	3,025,000	3,038,976
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	9,170,000	9,801,538
(Massachusetts Institute of Technology Proj.):
Series A:
5% 7/1/19 (a)	4,000,000	4,300,160
5% 7/1/38 (a)	5,500,000	5,602,685
Series I1, 5.2% 1/1/28	6,500,000	7,049,250
Series K, 5.375% 7/1/17	6,805,000	7,608,126
Series L:
5% 7/1/18	4,315,000	4,724,062
5% 7/1/23	3,990,000	4,285,739
5.25% 7/1/33	14,000,000	15,079,540
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	16,800,000	17,136,504
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,750
(Northeastern Univ. Proj.):
Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,543,095
Series 2008 R:
5% 10/1/16	600,000	633,672
5% 10/1/17	750,000	789,930
5% 10/1/18	500,000	523,495
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 R:
5% 10/1/20	$ 2,000,000	$ 2,049,520
5% 10/1/22	1,160,000	1,173,746
5% 10/1/27	3,030,000	2,985,732
5% 10/1/28	1,000,000	978,800
5% 10/1/33	5,000,000	4,765,850
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,931,698
5.375% 7/1/24 (MBIA Insured)	7,430,000	7,520,869
Series C:
5.75% 7/1/21	2,500,000	2,626,300
5.75% 7/1/32	190,000	197,798
5.75% 7/1/32 (Pre-Refunded to 7/1/11 @ 101) (d)	4,810,000	5,253,193
Series E:
5% 7/1/17	1,255,000	1,305,250
5% 7/1/19	1,390,000	1,422,067
Series F:
5% 7/1/17	1,410,000	1,486,464
5% 7/1/19	1,760,000	1,814,824
5% 7/1/20	2,350,000	2,403,580
5% 7/1/21	1,150,000	1,169,412
5% 7/1/22	1,855,000	1,875,424
Series G:
5% 7/1/18	1,500,000	1,578,090
5% 7/1/20	1,300,000	1,336,634
5% 7/1/22	1,350,000	1,368,347
5% 7/1/27	7,750,000	7,582,755
5% 7/1/28	5,515,000	5,352,363
(South Shore Hosp. Proj.) Series F:
5.25% 7/1/09	2,120,000	2,177,219
5.5% 7/1/12	800,000	817,608
5.5% 7/1/12 (Pre-Refunded to 7/1/09 @ 101) (d)	1,365,000	1,420,788
5.625% 7/1/19	370,000	375,165
5.625% 7/1/19 (Pre-Refunded to 7/1/09 @ 101) (d)	630,000	656,454
5.75% 7/1/29	6,370,000	6,207,756
5.75% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (d)	10,980,000	11,453,238
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	$ 5,000,000	$ 5,115,750
Series J, 5.5% 8/15/17	500,000	564,440
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (FGIC Insured)	3,040,000	3,185,677
5% 10/1/17 (FGIC Insured)	3,735,000	3,889,218
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	590,312
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	435,000	466,820
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,057,634
5% 7/1/20	2,075,000	2,153,414
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,042,979
Series 2006 L:
5% 7/1/17	1,000,000	1,081,250
5% 7/1/18	1,000,000	1,072,770
5% 7/1/19	1,695,000	1,801,768
5% 7/1/20	2,410,000	2,540,116
5% 7/1/21	2,535,000	2,652,776
5% 7/1/36	9,205,000	9,276,339
(Worcester City Campus Proj.) Series E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,234,519
5% 10/1/18 (FGIC Insured)	1,985,000	2,094,989
5% 10/1/19 (FGIC Insured)	1,350,000	1,410,575
5% 10/1/20 (FGIC Insured)	2,465,000	2,558,448
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,915,939
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,300,962
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,626,280
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear # 6 Proj.) Series A, 5.25% 7/1/14 (MBIA Insured)	1,465,000	1,535,510
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,000,000	8,539,760
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	$ 8,510,000	$ 9,084,170
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	1,965,000	1,969,736
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	975,000	1,042,763
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,844,238
5.5% 7/1/17 (FSA Insured)	2,105,000	2,127,650
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,300,821
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,345,980
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,712,904
5% 7/1/22 (FSA Insured) (c)	6,140,000	5,995,464
5% 7/1/27 (FSA Insured) (c)	5,000,000	4,691,400
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,525,836
5% 7/1/18 (MBIA Insured)	2,000,000	2,097,300
5% 7/1/19 (MBIA Insured)	6,915,000	7,210,616
5% 7/1/20 (MBIA Insured)	2,505,000	2,597,409
5% 7/1/21 (AMBAC Insured)	5,010,000	5,202,234
5% 7/1/21 (MBIA Insured)	3,000,000	3,095,880
5% 7/1/22 (MBIA Insured)	2,000,000	2,059,460
5% 7/1/35 (AMBAC Insured)	10,000,000	9,999,500
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	11,828,323
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,649,325
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,102,080
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.):
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,478,070
5% 7/1/19 (FGIC Insured) (c)	1,000,000	976,960
5% 7/1/20 (FGIC Insured) (c)	1,360,000	1,306,307
5% 7/1/21 (FGIC Insured) (c)	1,000,000	948,980
(Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	9,268,908
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	6,901,778
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	5,880,242
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
5.5% 1/1/15 (AMBAC Insured) (c)	$ 5,000,000	$ 4,806,750
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	4,740,350
5.5% 1/1/17 (AMBAC Insured) (c)	5,605,000	5,225,373
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	5,491,380
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	4,479,150
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19 (MBIA Insured)	17,000,000	17,915,280
5% 8/15/22 (FSA Insured)	5,540,000	5,755,949
Series A:
4.5% 8/15/35 (AMBAC Insured)	20,000,000	18,638,200
5% 8/15/17 (AMBAC Insured)	5,000,000	5,454,850
5% 8/15/23 (FSA Insured)	6,000,000	6,211,860
5% 8/15/24 (FSA Insured)	27,100,000	27,957,715
5% 8/15/25 (FSA Insured)	12,350,000	12,710,867
5% 8/15/26 (FSA Insured)	2,000,000	2,051,180
5% 8/15/27 (MBIA Insured)	10,000,000	10,195,600
5% 8/15/30 (FSA Insured)	107,600,000	109,061,195
5% 8/15/37 (AMBAC Insured)	26,000,000	26,018,200
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,758,195
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,065,460
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,700,000	3,986,121
Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,081,900
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,239,988
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,793,017
5.5% 6/1/16 (FSA Insured)	3,000,000	3,368,040
5.5% 6/1/18 (FSA Insured)	9,740,000	10,983,993
5.5% 6/1/19 (FSA Insured)	10,000,000	11,250,400
Massachusetts State College Bldg. Auth. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,164,803
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,043,792
5% 5/1/18 (MBIA Insured)	2,270,000	2,359,256
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,831,067
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,231,921
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,535,184
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series A:
5% 5/1/22 (Assured Guaranty Corp. Insured)	$ 2,430,000	$ 2,515,099
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,567,315
5% 5/1/31 (AMBAC Insured)	5,000,000	4,999,600
5% 5/1/36 (AMBAC Insured)	8,000,000	7,904,720
5% 5/1/43 (MBIA Insured)	11,410,000	11,224,245
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,207,945
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,144,715
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,359,608
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,769,351
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,010,293
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,715,075
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,209,758
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,953,772
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,617,185
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	6,724,521
5.25% 1/1/29 (AMBAC Insured)	45,615,000	45,722,651
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,197,709
0% 1/1/29 (MBIA Insured)	33,195,000	11,102,400
5% 1/1/37 (MBIA Insured)	42,240,000	40,990,541
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,500,828
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,192,400
0% 1/1/17 (MBIA Insured)	7,705,000	5,335,558
0% 1/1/18 (MBIA Insured)	1,875,000	1,226,944
0% 1/1/19 (MBIA Insured)	13,815,000	8,528,138
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	14,065,000	14,277,944
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,783,368
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	316,166
5% 8/1/29	1,765,000	1,795,111
5% 8/1/34	150,000	151,545
5% 8/1/34 (Pre-Refunded to 8/1/14 @ 100) (d)	905,000	990,559
5.25% 8/1/15	2,435,000	2,649,718
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 12:
5% 8/1/19	$ 13,995,000	$ 14,934,065
5% 8/1/20	7,000,000	7,405,930
Series 13:
5% 8/1/19	3,565,000	3,829,167
5% 8/1/20	4,895,000	5,208,280
5% 8/1/21	5,350,000	5,647,139
5% 8/1/22	8,355,000	8,787,204
5% 8/1/23	4,385,000	4,591,840
Series 2004 A:
5.25% 2/1/16	6,110,000	6,749,717
5.25% 2/1/17	6,435,000	7,131,203
5.25% 2/1/18	6,300,000	6,984,936
5.25% 2/1/22	1,170,000	1,289,176
5.25% 8/1/22	6,525,000	7,207,776
5.25% 2/1/23	1,390,000	1,529,709
5.25% 2/1/24	1,170,000	1,284,988
5.25% 8/1/24	3,780,000	4,159,814
Series 3, 5.4% 2/1/10	300,000	301,935
Series 4, 5.125% 8/1/14	70,000	70,765
Series 5, 5.25% 8/1/15	75,000	76,967
Series 6:
5.25% 8/1/19	30,000	31,157
5.5% 8/1/30	17,580,000	18,296,561
5.625% 8/1/14	115,000	122,008
5.625% 8/1/15	25,000	26,489
5.625% 8/1/16	485,000	513,004
Series 7:
5.25% 2/1/16	4,495,000	4,737,281
5.25% 2/1/17	2,795,000	2,936,707
Series 8:
5% 8/1/17	110,000	115,050
5% 8/1/20	105,000	108,679
Series 9, 5.25% 8/1/33	595,000	612,600
Series A, 5.25% 8/1/16	21,700,000	24,103,058
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,064
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,043,841
5.25% 8/1/12	565,000	571,294
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A: - continued
5.25% 8/1/13	$ 330,000	$ 333,653
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,075,287
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	25,605,580
Series 1997 D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,523,922
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,662,990
5.5% 8/1/16 (FSA Insured)	1,425,000	1,603,097
Series 2005 A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,552,279
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,514,890
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,085,680
5% 8/1/25 (FSA Insured)	2,000,000	2,074,180
Series A:
5% 8/1/26 (FSA Insured)	2,000,000	2,064,200
5% 8/1/27 (FSA Insured)	2,000,000	2,055,680
5% 8/1/28 (FSA Insured)	2,000,000	2,050,040
Series B, 5.125% 8/1/27 (MBIA Insured)	6,960,000	7,105,673
Series J:
5% 8/1/42	8,160,000	8,171,669
5.5% 8/1/20 (FSA Insured)	1,000,000	1,117,460
Maynard Gen. Oblig.:
5.5% 2/1/17 (Pre-Refunded to 2/1/13 @ 101) (d)	1,030,000	1,143,187
5.5% 2/1/20 (Pre-Refunded to 2/1/13 @ 101) (d)	1,025,000	1,137,637
5.5% 2/1/23 (Pre-Refunded to 2/1/13 @ 101) (d)	1,000,000	1,109,890
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,244,720
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,453,828
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,044,760
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,114,489
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,316,238
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,065,410
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,186,181
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,091,445
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,249,525
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Randolph Gen. Oblig.: - continued
5% 9/1/18 (AMBAC Insured)	$ 1,090,000	$ 1,152,403
5% 9/1/19 (AMBAC Insured)	1,085,000	1,136,928
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,190,573
5% 3/15/21 (MBIA Insured)	2,190,000	2,270,023
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,584,536
5% 1/15/20 (FGIC Insured)	1,350,000	1,393,416
Springfield Gen. Oblig.:
5% 8/1/15 (FSA Insured)	1,000,000	1,092,280
5% 8/1/16 (FSA Insured)	8,000,000	8,742,560
5% 8/1/17 (FSA Insured)	5,000,000	5,405,450
5% 8/1/18 (FSA Insured)	7,210,000	7,729,985
5% 8/1/22 (MBIA Insured)	3,610,000	3,712,849
5% 8/1/23 (MBIA Insured)	2,050,000	2,102,214
5.75% 8/1/14 (FSA Insured)	4,000,000	4,521,640
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,418,887
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	4,860,000	5,424,149
Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (d)	1,000,000	1,119,070
Series 2008 2, 5% 5/1/38 (FSA Insured)	3,230,000	3,219,826
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,520,407
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,507,866
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,375,772
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,057,560
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,144,258
		1,913,170,236
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,087,450
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,823,590
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 10,745,000	$ 11,163,733
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A, 5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,586,050
Series 2006 A:
4.837% 7/1/21 (FGIC Insured) (b)	5,400,000	4,516,398
5.25% 7/1/26	3,000,000	2,955,360
5.25% 7/1/30	2,085,000	2,018,989
Series 2006 B, 5.25% 7/1/32	4,405,000	4,242,279
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	9,174,690
Series A, 5.25% 7/1/18	3,500,000	3,531,430
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	3,790,000	3,890,397
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,164,759
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	1,015,000	1,025,607
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	15,600,000	2,121,756
0% 8/1/54 (AMBAC Insured)	15,600,000	1,061,580
		56,364,068
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	825,238
5% 10/1/13	700,000	712,999
5.25% 10/1/16	750,000	758,198
		2,296,435
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,983,291,838)	1,973,856,169
NET OTHER ASSETS - 2.1%	42,702,890
NET ASSETS - 100%	$ 2,016,559,059
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,382,038 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,654,885
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,973,856,169	$ -	$ 1,973,856,169	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	19.2%
General Obligations	17.8%
Education	14.6%
Transportation	14.5%
Water & Sewer	11.1%
Escrowed/Pre-Refunded	10.3%
Health Care	7.1%
Others* (individually less than 5%)	5.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,983,291,838)		$ 1,973,856,169
Cash		28,040,161
Receivable for investments sold		3,764,754
Receivable for fund shares sold		942,955
Interest receivable		25,871,367
Prepaid expenses		2,097
Other receivables		144,218
Total assets		2,032,621,721

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,201,403
Payable for fund shares redeemed	810,126
Distributions payable	1,971,973
Accrued management fee	614,631
Other affiliated payables	431,504
Other payables and accrued expenses	33,025
Total liabilities		16,062,662

Net Assets		$ 2,016,559,059
Net Assets consist of:
Paid in capital		$ 2,027,025,948
Undistributed net investment income		1,002,332
Accumulated undistributed net realized gain (loss) on investments		(2,033,552)
Net unrealized appreciation (depreciation) on investments		(9,435,669)
Net Assets, for 175,330,504 shares outstanding		$ 2,016,559,059
Net Asset Value, offering price and redemption price per share ($2,016,559,059 ÷ 175,330,504 shares)		$ 11.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 43,515,097

Expenses
Management fee	$ 3,610,957
Transfer agent fees	665,937
Accounting fees and expenses	180,028
Custodian fees and expenses	13,859
Independent trustees' compensation	4,370
Registration fees	12,608
Audit	26,407
Legal	4,327
Miscellaneous	7,020
Total expenses before reductions	4,525,513
Expense reductions	(309,623)	4,215,890
Net investment income		39,299,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,868,649)
Change in net unrealized appreciation (depreciation) on investment securities		(57,779,747)
Net gain (loss)		(59,648,396)
Net increase (decrease) in net assets resulting from operations		$ (20,349,189)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,299,207	$ 74,793,746
Net realized gain (loss)	(1,868,649)	9,318,837
Change in net unrealized appreciation (depreciation)	(57,779,747)	2,627,942
Net increase (decrease) in net assets resulting from operations	(20,349,189)	86,740,525
Distributions to shareholders from net investment income	(39,239,938)	(74,676,954)
Distributions to shareholders from net realized gain	(2,489,673)	(7,619,691)
Total distributions	(41,729,611)	(82,296,645)
Share transactions Proceeds from sales of shares	362,393,760	406,252,934
Reinvestment of distributions	29,385,797	57,559,220
Cost of shares redeemed	(247,075,372)	(379,428,447)
Net increase (decrease) in net assets resulting from share transactions	144,704,185	84,383,707
Redemption fees	27,368	17,941
Total increase (decrease) in net assets	82,652,753	88,845,528

Net Assets
Beginning of period	1,933,906,306	1,845,060,778
End of period (including undistributed net investment income of $1,002,332 and undistributed net investment income of $976,393, respectively)	$ 2,016,559,059	$ 1,933,906,306
Other Information Shares
Sold	31,190,690	34,468,582
Issued in reinvestment of distributions	2,549,461	4,882,617
Redeemed	(21,351,343)	(32,279,919)
Net increase (decrease)	12,388,808	7,071,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.84	$ 11.87	$ 12.20	$ 12.30	$ 12.22
Income from Investment Operations
Net investment income D	.231	.473	.484	.497	.519	.523
Net realized and unrealized gain (loss)	(.356)	.077	- F	(.169)	.051	.244
Total from investment operations	(.125)	.550	.484	.328	.570	.767
Distributions from net investment income	(.230)	(.472)	(.478)	(.498)	(.521)	(.526)
Distributions from net realized gain	(.015)	(.048)	(.036)	(.160)	(.149)	(.161)
Total distributions	(.245)	(.520)	(.514)	(.658)	(.670)	(.687)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.50	$ 11.87	$ 11.84	$ 11.87	$ 12.20	$ 12.30
Total Return B, C	(1.04)%	4.77%	4.17%	2.76%	4.80%	6.43%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.43% A	.42%	.44%	.44%	.46%	.47%
Net investment income	3.99% A	4.01%	4.09%	4.11%	4.27%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,016,559	$ 1,933,906	$ 1,845,061	$ 1,850,085	$ 1,775,774	$ 1,851,994
Portfolio turnover rate	6% A	18%	14%	21%	22%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/08	% of fund's investments 1/31/08	% of fund's investments 7/31/07
0 - 30	86.9	86.9	88.0
31 - 90	5.4	6.2	7.3
91 - 180	3.1	3.5	0.2
181 - 397	4.6	3.4	4.5
Weighted Average Maturity
	7/31/08	1/31/08	7/31/07
Fidelity Massachusetts Municipal Money Market Fund	24 Days	22 Days	24 Days
Massachusetts Tax-Free Money Market Funds Average *	25 Days	24 Days	23 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
Variable Rate Demand Notes (VRDNs) 76.9%	Variable Rate Demand Notes (VRDNs) 70.9%
Commercial Paper (including CP Mode) 7.4%	Commercial Paper (including CP Mode) 5.6%
Tender Bonds 2.3%	Tender Bonds 2.8%
Municipal Notes 6.3%	Municipal Notes 6.4%
Fidelity Municipal Cash Central Fund 3.6%	Fidelity Municipal Cash Central Fund 5.5%
Other Investments 0.7%	Other Investments 0.3%
Net Other Assets 2.8%	Net Other Assets 8.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.9% 8/5/08, CP	$ 6,800,000	$ 6,800,000
Colorado - 0.6%
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2007 A2, 2.35% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	25,700,000	25,700,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 510, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	4,180,000	4,180,000
Series DBE 535, 2.28% (Liquidity Facility Deutsche Bank AG) (a)(f)	1,690,000	1,690,000
		31,570,000
Delaware - 0.1%
Delaware Hsg. Auth. Rev. Participating VRDN Series MS 08 2379, 2.39% (Liquidity Facility Morgan Stanley) (a)(d)(f)	2,869,000	2,869,000
Illinois - 0.1%
Northern Illinois Muni. Pwr. Agcy. Rev. Participating VRDN Series DBE 517, 2.28% (Liquidity Facility Deutsche Bank AG) (a)(f)	3,460,000	3,460,000
Kentucky - 0.2%
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	3,900,000	3,900,000
Pulaski County Solid Waste Disp. Rev. Bonds (Natural Rural Util. East Kentucky Pwr. Co. Proj.) Series 1983 B, 1.85%, tender 8/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	8,500,000	8,500,000
		12,400,000
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series A, 1.9% 8/5/08, CP	2,000,000	2,000,000
Massachusetts - 90.2%
Billerica Gen. Oblig. BAN 2% 11/5/08	5,262,000	5,265,406
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 2.3%, LOC Bank of America NA, VRDN (a)(d)	3,220,000	3,220,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series MS 00 434, 2.75% (Liquidity Facility Morgan Stanley) (a)(f)	5,530,000	5,530,000
Braintree Gen. Oblig. BAN:
2% 11/13/08	23,564,420	23,587,517
3.75% 11/13/08	38,400,000	38,442,227
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Bridgewater-Raynham Reg'l. School District BAN 2% 8/29/08	$ 4,100,000	$ 4,101,563
Brockton Gen. Oblig. BAN 2.75% 5/15/09	9,000,000	9,054,073
Chelmsford Gen. Oblig. BAN 1.6% 9/19/08	15,138,889	15,140,018
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 2.24% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	11,835,000	11,835,000
Easton Gen. Oblig. BAN 2.5% 4/24/09	7,465,000	7,515,842
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 2.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,590,000	14,590,000
Fall River Gen. Oblig. BAN 1.8% 10/23/08	13,700,000	13,701,499
Falmouth Gen. Oblig. BAN 2.5% 3/13/09	20,206,131	20,247,289
Franklin Gen. Oblig. BAN 2.25% 3/25/09	11,100,000	11,139,474
Haverhill Gen. Oblig. BAN 2.5% 3/27/09	5,000,000	5,020,138
Lexington Gen. Oblig. BAN 2.25% 2/24/09	3,419,610	3,428,162
Lynnfield Gen. Oblig. BAN 2.5% 2/27/09	7,650,000	7,671,479
Manchester Essex Reg'l. School District BAN 4.25% 8/15/08	10,000,000	10,002,212
Massachusetts Participating VRDN:
Series Clipper 06 11, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	63,900,000	63,900,000
Series Clipper 07 18, 2.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series PA 675, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,670,000	4,670,000
Series TOC 04 D, 2.24% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(f)	26,670,000	26,670,000
Gen.Trans. Sys. 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	88,400,000	88,400,000
Massachusetts Bay Trans. Auth. Assessment Rev.:
Bonds Series DC 8031, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	17,680,000	17,680,000
Participating VRDN:
Series Putters 1062, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	12,205,000	12,205,000
Series ROC II R 10112, 2.12% (Liquidity Facility Citigroup, Inc.) (a)(f)	10,000,000	10,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds:
Series BA 07 184, 2.23%, tender 8/7/08 (Liquidity Facility Bank of America NA) (a)(f)(g)	1,860,000	1,860,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Bonds:
Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	$ 16,960,000	$ 16,960,000
Participating VRDN:
Series DC 8030, 1.95% (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	7,950,000	7,950,000
Series DCL 08 018, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	6,665,000	6,665,000
Series DCL 08 25, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	23,400,000	23,400,000
Series DCL 08 28, 1.95% (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	12,870,000	12,870,000
Series DCL 08 29, 1.95% (Liquidity Facility Dexia Cr. Local de France) (a)(f)(g)	21,750,000	21,750,000
Series Merlots 06 B35, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(f)	36,040,000	36,040,000
Series MS 01 723, 2.3% (Liquidity Facility Morgan Stanley) (a)(f)	34,055,000	34,055,000
Series MS 1195, 2.25% (Liquidity Facility Morgan Stanley) (a)(f)	10,425,500	10,425,500
Series PT 2459, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	39,600,000	39,600,000
Series PT 4140, 2.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	28,075,000	28,075,000
Series 2008 A1, 2.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	18,500,000	18,500,000
Series 2008 A2, 2.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,365,000	25,365,000
Series B, 1.55% 9/3/08 (Liquidity Facility Fortis Banque SA), CP	10,750,000	10,750,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 2.25%, LOC Wachovia Bank NA Charlotte, VRDN (a)(d)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.):
Series 2005, 1.75% tender 9/5/08, CP mode (d)	2,500,000	2,500,000
1.1% tender 8/1/08, CP mode (d)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.22%, LOC Bank of America NA, VRDN (a)(d)	3,000,000	3,000,000
(Monkiewicz Realty Trust Proj.) 2.25%, LOC Bank of America NA, VRDN (a)(d)	4,330,000	4,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series A, 2.34%, LOC Bank of America NA, VRDN (a)(d)	$ 24,840,000	$ 24,840,000
(Avalon Acton Apts. Proj.) 2.29%, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
(Casco Crossing Proj.) 2.34%, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) 2.37%, LOC Fannie Mae, VRDN (a)(d)	15,600,000	15,600,000
(Salem Heights Apts. Proj.) Series A, 2.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	16,200,000	16,200,000
Series A, 2.25%, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 2.35%, LOC SunTrust Banks, Inc., VRDN (a)(d)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (a)	21,300,000	21,300,000
Participating VRDN Series BA 08 1129, 2.23% (Liquidity Facility Bank of America NA) (a)(f)	7,500,000	7,500,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,485,000	6,485,000
(Beaver Country Day School Proj.) 2.27%, LOC Allied Irish Banks PLC, VRDN (a)	7,700,000	7,700,000
(Boston Renaissance Charter School Proj.) 2.29%, LOC Bank of America NA, VRDN (a)	12,180,000	12,180,000
(Boston Univ. Proj.):
Series U1, 1.95%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	10,000,000	10,000,000
Series U5B, 2.25%, LOC RBS Citizens NA, VRDN (a)	16,600,000	16,600,000
Series U6E, 2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	15,695,000	15,695,000
(Brandeis Univ. Proj.) Series M, 1.95%, LOC Bank of America NA, VRDN (a)	23,500,000	23,500,000
(Carleton-Willard Village Proj.) 2.07%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
(College of Holy Cross Proj.) Series 2008 A, 2.12%, LOC Bank of America NA, VRDN (a)	18,340,000	18,340,000
(Edgewood Retirement Proj.) Series A, 2.16%, LOC Lloyds TSB Bank PLC, VRDN (a)	10,175,000	10,175,000
(Fay School Proj.) 2.24%, LOC TD Banknorth, N.A., VRDN (a)	5,450,000	5,450,000
(Fifteen-O-Five West Housatonic LLC Proj.) 2.27%, LOC HSBC Bank USA, VRDN (a)(d)	2,970,000	2,970,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(ISO New England, Inc. Proj.) 2.19%, LOC KeyBank NA, VRDN (a)	$ 18,000,000	$ 18,000,000
(Judge Rotenburg Ctr. Proj.) 2.1%, LOC Bank of America NA, VRDN (a)	2,820,000	2,820,000
(Mary Ann Morse Healthcare Proj.) 2.24%, LOC JPMorgan Chase Bank, VRDN (a)	14,160,000	14,160,000
(Masonic Nursing Home, Inc. Proj.) 2.2%, LOC RBS Citizens NA, VRDN (a)	1,740,000	1,740,000
(Simmons College Proj.) Series G, 2.11%, LOC TD Banknorth, N.A., VRDN (a)	13,800,000	13,800,000
(Worcester Polytechnic Institute Proj.) Series A, 2.08%, LOC TD Banknorth, N.A., VRDN (a)	7,800,000	7,800,000
Series 2001:
1.55% 9/3/08, LOC JPMorgan Chase Bank, CP	8,300,000	8,300,000
1.65% 8/5/08, LOC JPMorgan Chase Bank, CP	4,963,000	4,963,000
Series A, 2.1%, LOC Bank of America NA, VRDN (a)	9,070,000	9,070,000
2.95% 8/6/08, LOC Bank of America NA, CP	8,600,000	8,600,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.25% 1/1/09	2,025,000	2,054,961
Series 2004 A, 5% 8/1/08	1,500,000	1,500,000
Series A:
5.375% 8/1/08 (MBIA Insured)	6,330,000	6,330,000
5.5% 2/1/09 (MBIA Insured)	3,000,000	3,051,289
Series B:
5% 8/1/08	2,000,000	2,000,000
6.5% 8/1/08 (Escrowed to Maturity) (e)	2,935,000	2,935,000
Series Solar 07 77, 2.24%, tender 8/7/08 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	15,790,000	15,790,000
Participating VRDN:
Series BA 01 O, 2.33% (Liquidity Facility Bank of America NA) (a)(f)	2,785,000	2,785,000
Series BA 02 C, 2.33% (Liquidity Facility Bank of America NA) (a)(f)	3,490,000	3,490,000
Series Clipper 07 06, 2.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	53,850,000	53,850,000
Series Clipper 07 39, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	28,700,000	28,700,000
Series DCL 08 22, 2.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	16,340,000	16,340,000
Series DCL 08 24, 2.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	15,840,000	15,840,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 07 0124, 2.38% (Liquidity Facility Citibank NA) (a)(f)	$ 12,235,000	$ 12,235,000
Series EGL 07 0149, 2.38% (Liquidity Facility Citibank NA) (a)(f)	18,000,000	18,000,000
Series Merlots 06 B30, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(f)	25,425,000	25,425,000
Series Merlots 06 B8, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(f)	29,795,000	29,795,000
Series MS 06 1496, 2.4% (Liquidity Facility Rabobank Nederland) (a)(f)	5,650,000	5,650,000
Series MS 1186, 2.3% (Liquidity Facility Rabobank Nederland) (a)(f)	16,160,000	16,160,000
Series MT 127, 2.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,495,000	5,495,000
Series PA 945R, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,995,000	4,995,000
Series PT 1802, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,945,000	4,945,000
Series PT 2252, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	11,300,000	11,300,000
Series PT 2289, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,930,000	10,930,000
Series PT 2426, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	21,500,000	21,500,000
Series PT 2427, 2.34% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	6,705,000	6,705,000
Series PT 3222, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	2,815,000	2,815,000
Series PT 3673, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	20,295,000	20,295,000
Series PT 3989, 2.26% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	21,945,000	21,945,000
Series PT 4303, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	19,970,000	19,970,000
Series PT 921, 2.22% (Liquidity Facility BNP Paribas SA) (a)(f)	18,700,000	18,700,000
Series Putters 2022, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	22,040,000	22,040,000
Series Putters 300, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	23,945,000	23,945,000
Series Putters 301, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	19,130,000	19,130,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 317, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	$ 12,980,000	$ 12,980,000
Series Putters 571, 2.59% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	5,085,000	5,085,000
Series ROC II R 11163, 2.49% (Liquidity Facility Citibank NA) (a)(f)	15,300,000	15,300,000
(Central Artery Proj.):
Series 2000 A, 2.1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	66,475,000	66,475,000
Series B, 2.1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	48,740,000	48,740,000
Series 1997 B, 2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	143,630,000	143,630,001
Series 1998 A, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	100,740,000	100,740,000
Series 1998 B, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	51,215,000	51,215,000
Series 2001 B, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	45,500,000	45,500,000
Series 2001 C, 1.95% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	12,200,000	12,200,000
Series 2005 A, 2.15% (Liquidity Facility Citibank NA), VRDN (a)	16,775,000	16,775,000
Series 2006 A, 2.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	47,160,000	47,160,000
Series 2006 B, 2.55% (Liquidity Facility Bank of America NA), VRDN (a)	80,300,000	80,300,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Williams College Proj.) Series M, 1.55%, tender 4/10/09 (a)	22,300,000	22,300,000
Participating VRDN:
Series BA 02 D, 2.26% (Liquidity Facility Bank of America NA) (a)(f)	10,505,000	10,505,000
Series BA 08 1056, 2.23% (Liquidity Facility Bank of America NA) (a)(f)	5,185,000	5,185,000
Series BBT 08 41, 2.22% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	12,975,000	12,975,000
Series BNY 08 8, 2.24% (Liquidity Facility Bank of New York, New York) (a)(f)	6,500,000	6,500,000
Series Clipper 07 08, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	11,250,000	11,250,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Merlots 00 WW, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(f)	$ 28,880,000	$ 28,880,000
Series MS 01 587, 2.25% (Liquidity Facility Morgan Stanley) (a)(f)	11,560,500	11,560,500
Series MS 1123, 2.25% (Liquidity Facility Morgan Stanley) (a)(f)	15,571,000	15,571,000
Series PA 595R, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,155,000	4,155,000
Series PA 973R, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,195,000	9,195,000
Series PT 2256, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,335,000	9,335,000
Series Putters 2974, 2.89% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,720,000	9,720,000
Series ROC II R 10244, 2.23% (Liquidity Facility Citigroup, Inc.) (a)(f)	25,700,000	25,700,000
Series ROC II R 11320, 2.24% (Liquidity Facility Citibank NA) (a)(f)	8,840,000	8,840,000
Series ROC II R 12206, 2.26% (Liquidity Facility Citigroup, Inc.) (a)(f)	11,325,000	11,325,000
Series SGB 42, 2.22% (Liquidity Facility Societe Generale) (a)(f)	27,080,000	27,080,000
(Amherst College Proj.) Series I, 1.95%, VRDN (a)	14,355,000	14,355,000
(Amherst College) Series F, 1.95%, VRDN (a)	7,900,000	7,900,000
(Bentley College Proj.) Series K, 2.16%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(Boston Univ. Proj.) Series H, 2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	7,400,000	7,400,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 2%, LOC JPMorgan Chase Bank, VRDN (a)	35,600,000	35,600,000
Series 2008 L2, 2%, LOC Bank of America NA, VRDN (a)	30,000,000	30,000,000
(Endicott College Proj.):
Series B, 2.1%, LOC Bank of America NA, VRDN (a)	22,270,000	22,270,000
Series E, 2.1%, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 1.95%, VRDN (a)	60,000,000	60,000,000
(Mount Ida College Proj.) Series A, 2.1%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series A, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	21,630,000	21,630,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	$ 39,000,000	$ 39,000,000
Series 2006 H, 2.13%, LOC Bank of America NA, VRDN (a)	22,650,000	22,650,000
(Northeastern Univ. Proj.) Series 2008 Q, 2.12%, LOC Bank of America NA, VRDN (a)	13,200,000	13,200,000
(Partners HealthCare Sys., Inc. Proj.):
Series D2, 1.97%, VRDN (a)	9,000,000	9,000,000
Series P2, 2.4% (FSA Insured), VRDN (a)	11,100,000	11,100,000
(Pool Ln. Prog.) Series M3D, 2.2%, LOC RBS Citizens NA, VRDN (a)	5,100,000	5,100,000
(South Shore Hosp. Proj.) Series G, 2.74% (Assured Guaranty Corp. Insured), LOC JPMorgan Chase Bank, VRDN (a)	21,100,000	21,100,000
(Stonehill College Proj.) Series 2008 K, 2.12%, LOC Bank of America NA, VRDN (a)	10,105,000	10,105,000
(Wellesley College Proj.) Series 2008 I, 1.9%, VRDN (a)	18,260,000	18,260,000
(Winchester Hosp. Proj.):
Series F, 2.2%, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Series G, 2.2%, LOC Bank of America NA, VRDN (a)	4,085,000	4,085,000
Series 2008 H1:
1.57% 3/4/09, CP	4,500,000	4,500,000
1.57% 3/5/09, CP	12,500,000	12,500,000
Series 2008 H2:
1.55% 10/6/08, CP	9,580,000	9,580,000
1.7% 2/3/09, CP	15,000,000	15,000,000
1.43% 8/7/08, CP	7,243,000	7,243,000
1.55% 9/3/08, CP	67,948,000	67,948,000
1.55% 9/3/08, CP	5,000,000	5,000,000
1.55% 9/4/08, CP	12,923,000	12,923,000
1.55% 9/10/08, CP	10,582,000	10,582,000
1.6% 10/8/08, CP	17,900,000	17,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series ROC II R 11451, 2.31% (Liquidity Facility Citibank NA) (a)(d)(f)	5,945,000	5,945,000
Series 2003 F, 3.4% (FSA Insured), VRDN (a)	130,745,000	130,745,000
Series 2006 A, 3.4% (FSA Insured), VRDN (a)(d)	14,945,000	14,945,000
Series 2008 A, 2.26%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	12,000,000	12,000,000
Series 88, 3.4% (FSA Insured), VRDN (a)(d)	13,860,000	13,860,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 2.23%, LOC Fannie Mae, VRDN (a)(d)	$ 18,900,000	$ 18,900,000
Massachusetts Hsg. Fin. Agcy. Rental Hsg. Mtg. Rev. Series A, 2.48% (FSA Insured), VRDN (a)(d)	15,730,000	15,730,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.22%, LOC Bank of America NA, VRDN (a)(d)	1,600,000	1,600,000
(Barbour Corp. Proj.) Series 1998, 2.25%, LOC Bank of America NA, VRDN (a)(d)	3,510,000	3,510,000
(BBB Esq. LLC Proj.) Series 1996, 2.22%, LOC Bank of America NA, VRDN (a)(d)	1,200,000	1,200,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 2.25%, LOC Wells Fargo Bank NA, VRDN (a)(d)	810,000	810,000
(Brady Enterprises Proj.) Series 1996, 2.25%, LOC Bank of America NA, VRDN (a)(d)	1,850,000	1,850,000
(Decas Cranberry Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (a)(d)	3,375,000	3,375,000
(Interpolymer Corp. Proj.) Series 1992, 2.22%, LOC Bank of America NA, VRDN (a)(d)	1,200,000	1,200,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.22%, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
(United Plastics Proj.) Series 1997, 2.25%, LOC Wells Fargo Bank NA, VRDN (a)(d)	2,085,000	2,085,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.7% tender 9/3/08, CP mode	16,745,000	16,745,000
Series 1993 A, 1.75% tender 10/8/08, CP mode	13,700,000	13,700,000
Series 1993 B, 1.95% tender 10/2/08, CP mode	7,000,000	7,000,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	5,000,000	5,000,000
0% 8/1/09	13,300,000	13,025,609
Massachusetts Port Auth. Rev.:
Participating VRDN:
Series Merlots 00 Q, 2.59% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(d)(f)	21,345,000	21,345,000
Series PA 592, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,850,000	4,850,000
Series PT 895, 2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,930,000	5,930,000
Series 2003 B:
1.55% 8/8/08, LOC Bank of New York, New York, CP (d)	49,000,000	49,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Participating VRDN:
Series 2003 B:
1.9% 8/5/08, LOC Bank of New York, New York, CP (d)	$ 10,000,000	$ 10,000,000
Series 2008 B, 2.28%, LOC Bank of America NA, VRDN (a)(d)	45,500,000	45,500,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.23%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 2.33% (Liquidity Facility Bank of America NA) (a)(f)	15,375,000	15,375,000
Series BA 08 3307, 2.23% (Liquidity Facility Bank of America NA) (a)(f)	7,500,000	7,500,000
Series EGL 07 0031, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	58,600,000	58,600,000
Series EGL 07 0032, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	69,300,000	69,300,000
Series EGL 07 0067, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	41,660,000	41,660,000
Series EGL 07 0092, 2.37% (Liquidity Facility Citibank NA) (a)(f)	27,295,000	27,295,000
Series Putters 1052Z, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,850,000	8,850,000
Series Putters 1185, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,130,000	10,130,000
Series Putters 2735, 2.59% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	4,600,000	4,600,000
Series Putters 2857, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	9,210,000	9,210,000
Series ROC II R 12006, 2.38% (Liquidity Facility Citigroup, Inc.) (a)(f)	29,700,000	29,700,000
Series ROC II R 12181, 2.39% (Liquidity Facility Bank of New York, New York) (a)(f)	6,800,000	6,800,000
Series ROC II R 12187, 2.39% (Liquidity Facility Bank of New York, New York) (a)(f)	19,305,000	19,305,000
Series ROC II R 414, 2.49% (Liquidity Facility Citibank NA) (a)(f)	23,730,000	23,730,000
Series ROC II R 613, 2.38% (Liquidity Facility Citibank NA) (a)(f)	7,610,000	7,610,000
Series Solar 05 03, 2.41% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	39,340,000	39,340,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A:
1.65% 10/15/08, LOC Bank of Nova Scotia, New York Agcy., CP	$ 12,700,000	$ 12,700,000
1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	18,100,000	18,100,000
1.87% 8/5/08, LOC Bank of Nova Scotia, New York Agcy., CP	15,800,000	15,800,000
1.87% 8/7/08, LOC Bank of Nova Scotia, New York Agcy., CP	18,000,000	18,000,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series PT 3511, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	37,165,000	37,165,000
Series PT 3612, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	11,555,000	11,555,000
Massachusetts Spl. Oblig. Rev. Participating VRDN Series PT 2484, 2.35% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	15,830,000	15,830,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN:
Series DBE 528, 2.27% (Liquidity Facility Deutsche Bank AG) (a)(f)	3,720,000	3,720,000
Series PPR 08 A, 2.34% (Liquidity Facility Bank of New York, New York) (a)(f)	8,650,000	8,650,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BA 08 1089, 2.23% (Liquidity Facility Bank of America NA) (a)(f)	7,140,000	7,140,000
Series BBT 08 40, 2.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	7,380,000	7,380,000
Series MS 2823, 2.25% (Liquidity Facility Morgan Stanley) (a)(f)	4,300,000	4,300,000
Series PT 2365, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	20,950,000	20,950,000
Series Putters 2591, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,105,000	4,105,000
Series Putters 577, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	9,915,000	9,915,000
Series ROC II R 1036, 2.12% (Liquidity Facility Citigroup, Inc.) (a)(f)	10,075,000	10,075,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(f)	24,200,000	24,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 08 004, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 6,315,000	$ 6,315,000
Series DCL 08 006, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	7,050,000	7,050,000
Series DCL 08 014, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	11,950,000	11,950,000
Series DCL 08 015, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	13,030,000	13,030,000
Series EGL 06 0097, 2.38% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	11,645,000	11,645,000
Series EGL 7050011 Class A, 2.5% (Liquidity Facility Citibank NA) (a)(f)	10,990,000	10,990,000
Series MS 1080, 2.45% (Liquidity Facility Morgan Stanley) (a)(f)	5,645,000	5,645,000
Series PT 4348, 2.35% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	7,205,000	7,205,000
Series PT 4370, 2.35% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	12,610,000	12,610,000
Series Putters 2660, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	5,000,000	5,000,000
Series Putters 2794, 2.44% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	8,700,000	8,700,000
Series Putters 2848, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	11,420,000	11,420,000
Series ROC II R 10280, 2.49% (Liquidity Facility Citigroup, Inc.) (a)(f)	26,660,000	26,660,000
Series Solar 06 86, 2.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	6,735,000	6,735,000
Series 1995, 1.65% 9/5/08, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
Series 1999 B, 2.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,715,000	24,715,000
Series 1999:
1.6% 8/14/08, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
1.9% 8/13/08, LOC State Street Bank & Trust Co., Boston, CP	7,500,000	7,500,000
Series 2002 D, 2.4%, LOC Landesbank Baden-Wuert, VRDN (a)	16,025,000	16,025,000
Series 2008 B, 1.95% (Liquidity Facility Bank of America NA), VRDN (a)	58,995,000	58,995,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 C, 2.1% (Liquidity Facility Bayerische Landesbank), VRDN (a)	$ 55,500,000	$ 55,500,000
Series 2008 D, 2.1% (Liquidity Facility Bayerische Landesbank), VRDN (a)	12,600,000	12,600,000
Series 2008 E, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	50,200,000	50,200,000
Series 2008 F, 2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	18,400,000	18,400,000
Melrose Gen. Oblig. BAN 2.75% 5/20/09	5,785,000	5,833,420
Northborough Gen. Oblig. BAN 2.5% 5/1/09	10,665,072	10,727,783
Northborough-Southboro Reg'l. School District BAN 2% 8/22/08	17,920,500	17,922,526
Peabody Gen. Oblig. BAN 4% 9/26/08	5,900,000	5,904,180
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	23,923,966	24,091,952
Quincy Gen. Oblig. BAN:
Series 2008 A, 2.75% 1/30/09	19,500,000	19,562,790
2.25% 1/30/09	10,000,000	10,027,329
Stoughton Gen. Oblig. BAN 2.5% 6/26/09	5,276,030	5,311,983
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.95%, LOC Lloyds TSB Bank PLC, VRDN (a)	75,000,000	75,000,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 2.15%, LOC Bank of America NA, VRDN (a)	21,800,000	21,800,000
Waltham Gen. Oblig. BAN 2.25% 9/18/08	19,220,000	19,230,138
Worcester Gen. Oblig. BAN:
Series A, 3.75% 9/26/08	13,715,000	13,729,330
2.75% 9/26/08	6,417,000	6,425,019
4% 9/26/08	13,763,000	13,773,375
		4,861,899,584
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 2.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,900,000	6,900,000
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series DCL 08 019, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	5,505,000	5,505,000
Series Putters 2560, 2.74% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,410,000	8,410,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series PT 3623, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 8,885,000	$ 8,885,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series ROC II R 12028, 2.11% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,050,000	10,050,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5, 2.74% (FSA Insured), VRDN (a)	13,700,000	13,700,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series DCL 08 013, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	6,990,000	6,990,000
Series PA 1044, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,745,000	8,745,000
		62,285,000
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Series 2005 G, 2.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	25,000,000	25,000,000
Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Bonds Series 2001 A, 5.5% 3/1/09 (FSA Insured) (d)	6,975,000	7,110,889
Texas - 0.4%
Austin Gen. Oblig. Participating VRDN Series DBE 548, 2.28% (Liquidity Facility Deutsche Bank AG) (a)(f)	1,365,000	1,365,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 2.38%, LOC Citibank NA, VRDN (a)(d)	8,600,000	8,600,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series GS 07 112TPX, 2.33% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(f)	7,500,000	7,500,000
Series ROC II R 40, 2.82% (Liquidity Facility Citibank NA) (a)(d)(f)	3,910,000	3,910,000
Texas Gen. Oblig. Participating VRDN Series DB 546, 2.31% (Liquidity Facility Deutsche Bank AG) (a)(d)(f)	2,410,000	2,410,000
		23,785,000
Municipal Securities - continued
	Shares	Value
Other - 3.6%
Fidelity Municipal Cash Central Fund, 2.45% (b)(c)	192,459,000	$ 192,459,000
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $5,238,538,473)		5,238,538,473
NET OTHER ASSETS - 2.8%		148,433,622
NET ASSETS - 100%		$ 5,386,972,095
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,070,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series DC 8031, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 17,680,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.: Bonds Series BA 07 184, 2.23%, tender 8/7/08 (Liquidity Facility Bank of America NA)	4/4/08 - 5/1/08	$ 1,860,000
Security	Acquisition Date	Cost
Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/9/08	$ 16,960,000
Participating VRDN Series DC 8030, 1.95% (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 7,950,000
Participating VRDN Series DCL 08 28, 1.95% (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 12,870,000
Participating VRDN Series DCL 08 29, 1.95% (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 21,750,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 3,012,329
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,238,538,473	$ 192,459,000	$ 5,046,079,473	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,046,079,473)	$ 5,046,079,473
Fidelity Central Funds (cost $192,459,000)	192,459,000
Total Investments (cost $5,238,538,473)		$ 5,238,538,473
Cash		27,581,266
Receivable for investments sold		75,235,370
Receivable for fund shares sold		89,670,947
Interest receivable		21,260,674
Distributions receivable from Fidelity Central Funds		260,836
Prepaid expenses		4,558
Other receivables		472,044
Total assets		5,453,024,168

Liabilities
Payable for investments purchased	22,942,950
Payable for fund shares redeemed	39,521,343
Distributions payable	103,866
Accrued management fee	1,632,630
Other affiliated payables	1,812,371
Other payables and accrued expenses	38,913
Total liabilities		66,052,073

Net Assets		$ 5,386,972,095
Net Assets consist of:
Paid in capital		$ 5,385,483,210
Distributions in excess of net investment income		(6,801)
Accumulated undistributed net realized gain (loss) on investments		1,495,686
Net Assets, for 5,383,441,357 shares outstanding		$ 5,386,972,095
Net Asset Value, offering price and redemption price per share ($5,386,972,095 ÷ 5,383,441,357 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 52,965,168
Income from Fidelity Central Funds		3,012,329
Total income		55,977,497

Expenses
Management fee	$ 10,025,199
Transfer agent fees	3,463,092
Accounting fees and expenses	233,530
Custodian fees and expenses	39,913
Independent trustees' compensation	12,339
Registration fees	26,903
Audit	22,302
Legal	12,455
Miscellaneous	13,956
Total expenses before reductions	13,849,689
Expense reductions	(2,040,344)	11,809,345
Net investment income		44,168,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		991,510
Net increase in net assets resulting from operations		$ 45,159,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 44,168,152	$ 156,822,022
Net realized gain (loss)	991,510	1,049,295
Net increase in net assets resulting from operations	45,159,662	157,871,317
Distributions to shareholders from net investment income	(44,174,953)	(156,822,915)
Distributions to shareholders from net realized gain	(1,084,429)	-
Total distributions	(45,259,382)	(156,822,915)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,500,413,120	16,146,695,107
Reinvestment of distributions	44,364,060	154,129,518
Cost of shares redeemed	(8,732,505,858)	(15,710,805,336)
Net increase (decrease) in net assets and shares resulting from share transactions	(187,728,678)	590,019,289
Total increase (decrease) in net assets	(187,828,398)	591,067,691

Net Assets
Beginning of period	5,574,800,493	4,983,732,802
End of period (including distributions in excess of net investment income of $6,801 and $0, respectively.)	$ 5,386,972,095	$ 5,574,800,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.031	.030	.021	.008	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.008	.031	.030	.021	.008	.006
Distributions from net investment income	(.008)	(.031)	(.030)	(.021)	(.008)	(.006)
Distributions from net realized gain	- F	-	-	-	- F	-
Total distributions	(.008)	(.031)	(.030)	(.021)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.83%	3.16%	3.03%	2.07%	.84%	.58%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.50%	.51%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.51% A	.50%	.51%	.51%	.51%	.50%
Expenses net of all reductions	.43% A	.40%	.39%	.42%	.49%	.49%
Net investment income	1.62% A	3.11%	2.99%	2.07%	.79%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,386,972	$ 5,574,800	$ 4,983,733	$ 4,166,724	$ 3,678,016	$ 3,262,714

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008 for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, losses due to wash sales and losses due to futures transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,982,356,433	$ 31,778,536	$ (40,278,800)	$ (8,500,264)
Fidelity Massachusetts Municipal Money Market Fund	5,238,538,473	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $184,421,021 and $61,667,490, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	$ 2,007

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Massachusetts Municipal Income Fund	$ 13,859	$ 295,754	$ 10
Fidelity Massachusetts Municipal Money Market Fund	39,913	1,921,274	79,157

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund / Fidelity Massachusetts Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAS-USAN-0908
1.789293.105

Fidelity®
Massachusetts AMT
Tax-Free Money Market Fund -

Massachusetts AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Massachusetts AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,008.90	$ 1.50
HypotheticalA	$ 1,000.00	$ 1,023.37	$ 1.51
Institutional Class
Actual	$ 1,000.00	$ 1,009.40	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class
Actual	$ 1,000.00	$ 1,008.10	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Massachusetts AMT Tax-Free Money Market	.30%
Institutional Class	.20%
Service Class	.45%

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/08	% of fund's investments 1/31/08	% of fund's investments 7/31/07
0 - 30	87.5	88.8	88.6
31 - 90	5.4	6.4	7.3
91 - 180	3.2	1.3	0.7
181 - 397	3.9	3.5	3.4
Weighted Average Maturity
	7/31/08	1/31/08	7/31/07
Fidelity Massachusetts AMT Tax-Free Money Market Fund	22 Days	19 Days	21 Days
Massachusetts Tax-Free Money Market Funds Average *	25 Days	24 Days	23 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
Variable Rate Demand Notes (VRDNs) 79.3%	Variable Rate Demand Notes (VRDNs) 78.2%
Commercial Paper (including CP Mode) 6.9%	Commercial Paper (including CP Mode) 5.4%
Tender Bonds 1.1%	Tender Bonds 1.0%
Municipal Notes 4.9%	Municipal Notes 5.8%
Fidelity Tax-Free Cash Central Fund 3.0%	Fidelity Tax-Free Cash Central Fund 2.7%
Other Investments 2.0%	Other Investments 0.7%
Net Other Assets 2.8%	Net Other Assets 6.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2655, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 1,275,000	$ 1,275,000
Sunrise Util. Sys. Rev. Participating VRDN Series DBE 518, 2.28% (Liquidity Facility Deutsche Bank AG) (a)(e)	1,505,000	1,505,000
		2,780,000
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series DBE 534, 2.28% (Liquidity Facility Deutsche Bank AG) (a)(e)	2,280,000	2,280,000
Series Putters 2501, 2.64% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,855,000	1,855,000
Illinois Gen. Oblig. Series 2003 B, 2.23% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,000,000	9,000,000
		13,135,000
Maryland - 0.0%
Maryland Gen. Oblig. Bonds Series 2004, 5% 2/1/09	2,000,000	2,034,877
Massachusetts - 89.9%
Agawam Gen. Oblig. BAN 2.5% 12/12/08	5,380,000	5,393,175
Bourne Gen. Oblig. BAN 3% 1/30/09	9,080,536	9,103,429
Braintree Gen. Oblig. BAN:
2% 11/13/08	15,100,000	15,114,800
3.75% 11/13/08	27,100,000	27,129,801
Cambridge Gen. Oblig. Bonds 3% 2/1/09	4,990,000	5,021,166
Cohasset Gen. Oblig. BAN 2.75% 8/8/08	2,515,000	2,515,408
Concord Gen. Oblig. BAN 2.75% 5/15/09	12,000,000	12,081,464
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 2.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,300,000	9,300,000
Falmouth Gen. Oblig. BAN Series A, 4% 10/10/08	5,000,000	5,005,548
Framingham Gen. Oblig. BAN 2.5% 6/19/09	6,000,000	6,037,419
Franklin Gen. Oblig. BAN 2.25% 3/25/09	6,995,000	7,019,876
Haverhill Gen. Oblig. BAN:
3.5% 12/12/08	3,500,000	3,506,164
3.75% 11/7/08	3,091,000	3,093,796
Lunenburg Gen. Oblig. BAN 2.75% 6/25/09	5,689,258	5,732,868
Massachusetts Participating VRDN:
Series Clipper 06 11, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	19,605,000	19,605,000
Series Clipper 07 18, 2.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	54,600,000	54,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth.:
Participating VRDN Series TOC 04 D, 2.24% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	$ 5,800,000	$ 5,800,000
Gen.Trans. Sys. 2.1% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	82,700,000	82,700,000
Series 1999, 2.16% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	23,400,000	23,400,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN:
Series PT 3616, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,985,000	7,985,000
Series Putters 1062, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,065,000	12,065,000
Series ROC II R 10112, 2.12% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,590,000	2,590,000
Series ROC II R 10160, 2.12% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,945,000	4,945,000
Series ROC II R 507, 2.12% (Liquidity Facility Citibank NA) (a)(e)	3,955,000	3,955,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	10,370,000	10,370,000
Participating VRDN:
Series BA 08 3050X, 2.23% (Liquidity Facility Bank of America NA) (a)(e)	5,940,000	5,940,000
Series DC 8028, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	20,983,000	20,983,000
Series DCL 08 26, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	16,370,000	16,370,000
Series MACN 05 E, 2.23% (Liquidity Facility Bank of America NA) (a)(e)	8,600,000	8,600,000
Series Merlots 06 B35, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(e)	19,615,000	19,615,000
Series PT 2459, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	2,000,000	2,000,000
Series PT 4140, 2.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	17,835,000	17,835,000
Series PT 4368, 2.25% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,035,000	5,035,000
Series PT 4406, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	25,940,000	25,940,000
Series Putters 1824, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,430,000	16,430,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series B, 1.6% 10/7/08 (Liquidity Facility Fortis Banque SA), CP	$ 10,750,000	$ 10,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. 2.24%, LOC KeyBank NA, VRDN (a)	9,000,000	9,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (a)	13,700,000	13,700,000
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 2.26%, LOC TD Banknorth, N.A., VRDN (a)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700,000	3,700,000
(Babson College Proj.) Series 2008 A, 1.95%, LOC RBS Citizens NA, VRDN (a)	15,000,000	15,000,000
(Boston Renaissance Charter School Proj.) 2.29%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Boston Univ. Proj.):
Series U2, 1.95%, LOC BNP Paribas SA, VRDN (a)	5,000,000	5,000,000
Series U3, 1.9%, LOC BNP Paribas SA, VRDN (a)	5,555,000	5,555,000
Series U5A, 2.55%, LOC RBS Citizens NA, VRDN (a)	1,800,000	1,800,000
Series U5B, 2.25%, LOC RBS Citizens NA, VRDN (a)	10,300,000	10,300,000
Series U6B, 2.25%, LOC Allied Irish Banks PLC, VRDN (a)	46,675,000	46,675,000
Series U6C, 2.55%, LOC Allied Irish Banks PLC, VRDN (a)	3,700,000	3,700,000
Series U6E, 2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	19,330,000	19,330,000
(Bridgewell Ltd. Proj.) 2.24%, LOC KeyBank NA, VRDN (a)	8,000,000	8,000,000
(Brooksby Village, Inc. Proj.) 2.12%, LOC LaSalle Bank NA, VRDN (a)	46,090,000	46,090,000
(Carleton-Willard Village Proj.) 2.07%, LOC Bank of America NA, VRDN (a)	6,170,000	6,170,000
(Childrens Museum Proj.) 2.1%, LOC RBS Citizens NA, VRDN (a)	12,100,000	12,100,000
(City Year Proj.) 2.1%, LOC Bank of America NA, VRDN (a)	7,920,000	7,920,000
(Clark Univ. Proj.) 2.4%, LOC TD Banknorth, N.A., VRDN (a)	8,255,000	8,255,000
(Edgewood Retirement Proj.) Series A, 2.16%, LOC Lloyds TSB Bank PLC, VRDN (a)	4,900,000	4,900,000
(Greater Boston Food Bank, Inc. Proj.) Series 2008 B, 2.15%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Harvard Univ. Proj.) Series B-1, 1.8%, VRDN (a)	3,435,000	3,435,000
(Hockomock YMCA Issue Proj.) 2.1%, LOC Bank of America NA, VRDN (a)	8,190,000	8,190,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 2.1%, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Lasell Village Proj.) 2.26%, LOC Bank of America NA, VRDN (a)	$ 20,115,000	$ 20,115,000
(Mary Ann Morse Healthcare Proj.) 2.24%, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
(Masonic Nursing Home, Inc. Proj.) 2.2%, LOC RBS Citizens NA, VRDN (a)	27,340,000	27,340,000
(Neighborhood House Charter Proj.) Series A, 2.24%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(New Jewish High School Proj.) 2.25%, LOC Allied Irish Banks PLC, VRDN (a)	10,265,000	10,265,000
(Newton Country Day School Proj.):
2.24%, LOC Bank of America NA, VRDN (a)	7,290,000	7,290,000
2.24%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
(Saint Mark's School Proj.) 2.24%, LOC Bank of America NA, VRDN (a)	7,560,000	7,560,000
(Sherburne Commons, Inc. Proj.) 2.09%, LOC Comerica Bank, Detroit, VRDN (a)	27,500,000	27,500,000
(Simmons College Proj.) Series G, 2.11%, LOC TD Banknorth, N.A., VRDN (a)	4,500,000	4,500,000
(Smith College Proj.) 2%, VRDN (a)	8,439,000	8,439,000
(South Area Solomon Day School Proj.) 2.27%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000,000	9,000,000
(Thayer Academy Proj.) 2.9% (Assured Guaranty Corp. Insured), VRDN (a)	30,340,000	30,340,000
(The May Institute, Inc. Proj.) Series H, 2.24%, LOC Banco Santander SA, VRDN (a)	5,300,000	5,300,000
(The Rivers School Proj.) 2.25%, LOC RBS Citizens NA, VRDN (a)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 2.24%, LOC Bank of America NA, VRDN (a)	17,500,000	17,500,000
(Worcester Polytechnic Institute Proj.) Series A, 2.08%, LOC TD Banknorth, N.A., VRDN (a)	15,600,000	15,600,000
(YMCA of Greater Boston Proj.) Series A, 2.25%, LOC RBS Citizens NA, VRDN (a)	25,680,000	25,680,000
Series 2001, 1.55% 9/3/08, LOC JPMorgan Chase Bank, CP	8,584,000	8,584,000
Series A, 2.1%, LOC Bank of America NA, VRDN (a)	5,600,000	5,600,000
2.13% 8/6/08, LOC Bank of America NA, CP	9,339,000	9,339,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 2.07%, LOC Lloyds TSB Bank PLC, VRDN (a)	19,665,000	19,665,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 E, 5.5% 1/1/09	$ 6,600,000	$ 6,697,260
Series A, 5.75% 8/1/08	5,000,000	5,000,000
Series B:
5% 8/1/08	3,000,000	3,000,000
6.5% 8/1/08 (Escrowed to Maturity) (d)	1,200,000	1,200,000
Series C:
4% 8/1/08	1,000,000	1,000,000
5% 8/1/08	4,870,000	4,870,000
5.25% 8/1/11 (Pre-Refunded to 8/1/08 @ 101) (d)	12,000,000	12,120,000
Series Solar 07 77, 2.24%, tender 8/7/08 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,300,000	11,300,000
Participating VRDN:
Series Clipper 07 06, 2.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	17,900,000	17,900,000
Series Clipper 07 39, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	17,200,000	17,200,000
Series DCL 08 23, 2.4% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,235,000	11,235,000
Series DCL 08 42, 2.4% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	4,985,000	4,985,000
Series EGL 07 0149, 2.38% (Liquidity Facility Citibank NA) (a)(e)	11,500,000	11,500,000
Series LB 08 K36W, 2.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	8,500,000	8,500,000
Series Merlots 06 B30, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(e)	10,320,000	10,320,000
Series MS 1186, 2.3% (Liquidity Facility Rabobank Nederland) (a)(e)	5,500,000	5,500,000
Series MS 2755, 2.45% (Liquidity Facility Morgan Stanley) (a)(e)	2,700,000	2,700,000
Series PT 1281, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series PT 2299, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,160,000	5,160,000
Series PT 2332, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,410,000	5,410,000
Series PT 2426, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	4,800,000	4,800,000
Series PT 2623, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,230,000	10,230,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3222, 2.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 17,840,000	$ 17,840,000
Series PT 3625, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,630,000	7,630,000
Series PT 3673, 2.24% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,560,000	7,560,000
Series PT 4302, 2.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,195,000	10,195,000
Series PT 921, 2.22% (Liquidity Facility BNP Paribas SA) (a)(e)	5,430,000	5,430,000
Series Putters 2022, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,600,000	13,600,000
Series Putters 2648, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,850,000	1,850,000
Series Putters 2708, 2.59% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,200,000	3,200,000
Series Putters 301, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,575,000	4,575,000
Series Putters 3055, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,280,000	8,280,000
Series ROC II R 102, 2.12% (Liquidity Facility Citibank NA) (a)(e)	4,865,000	4,865,000
Series SG 126, 2.24% (Liquidity Facility Societe Generale) (a)(e)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 2.1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	38,520,000	38,520,000
Series 1997 B, 2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	62,575,000	62,575,000
Series 1998 A, 2.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,900,000	24,900,000
Series 1998 B, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	64,065,000	64,065,000
Series 2001 B, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	44,300,000	44,300,000
Series 2001 C, 1.95% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	20,265,000	20,265,000
Series 2005 A, 2.15% (Liquidity Facility Citibank NA), VRDN (a)	16,400,000	16,400,000
Series 2006 A, 2.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,500,000	10,500,000
Series 2006 B, 2.55% (Liquidity Facility Bank of America NA), VRDN (a)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Williams College Proj.) Series M, 1.55%, tender 4/10/09 (a)	$ 13,700,000	$ 13,700,000
Participating VRDN:
Series BA 08 3503, 2.23% (Liquidity Facility Bank of America NA) (a)(e)	5,550,000	5,550,000
Series Clipper 07 08, 2.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,200,000	4,200,000
Series Merlots 00 WW, 2.49% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(e)	12,995,000	12,995,000
Series MS 2824, 2.25% (Liquidity Facility Morgan Stanley) (a)(e)	5,800,000	5,800,000
Series PA 595R, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000,000	4,000,000
Series PA 973R, 2.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,300,000	3,300,000
Series Putters 3047, 2.24% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,565,000	4,565,000
Series ROC II R 10244, 2.23% (Liquidity Facility Citigroup, Inc.) (a)(e)	20,600,000	20,600,000
Series SGB 42, 2.22% (Liquidity Facility Societe Generale) (a)(e)	8,700,000	8,700,000
(Amherst College Proj.) Series J1, 1.95%, VRDN (a)	5,100,000	5,100,000
(Amherst College) Series F, 1.95%, VRDN (a)	13,300,000	13,300,000
(Baystate Med. Ctr. Proj.) Series G, 2.15%, LOC Bank of America NA, VRDN (a)	38,310,000	38,310,000
(Bentley College Proj.) Series K, 2.16%, LOC JPMorgan Chase Bank, VRDN (a)	11,350,000	11,350,000
(Boston Univ. Proj.) Series H, 2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200,000	6,200,000
(CIL Realty of Massachusetts Proj.) Series 2007, 2.22%, LOC HSBC Bank USA, VRDN (a)	7,600,000	7,600,000
(Endicott College Proj.) Series B, 2.1%, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Harvard Univ. Proj.):
Series BB 1.85%, VRDN (a)	26,455,000	26,455,000
Series Y, 2.05%, VRDN (a)	14,890,000	14,890,000
(Harvard Vanguard Med. Associates Proj.) 2.1%, LOC Bank of America NA, VRDN (a)	31,580,000	31,580,000
(Home for Little Wanderers Proj.) Series B, 2.24%, LOC RBS Citizens NA, VRDN (a)	4,015,000	4,015,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.95%, VRDN (a)	16,720,000	16,720,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series 2001 J2, 2%, VRDN (a)	$ 16,920,000	$ 16,920,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	9,900,000	9,900,000
(Northeastern Univ. Proj.) Series 2008 U, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 1.85%, VRDN (a)	20,200,000	20,200,000
Series D2, 1.97%, VRDN (a)	9,000,000	9,000,000
Series D6, 1.85%, VRDN (a)	10,445,000	10,445,000
Series P1, 2.37% (FSA Insured), VRDN (a)	49,780,000	49,780,000
Series P2, 2.4% (FSA Insured), VRDN (a)	50,000,000	50,000,000
(Pool Ln. Prog.) Series M3D, 2.2%, LOC RBS Citizens NA, VRDN (a)	16,200,000	16,200,000
(Pooled Ln. Prog.) Series M3C, 2.2%, LOC RBS Citizens NA, VRDN (a)	13,790,000	13,790,000
(South Shore Hosp. Proj.) Series G, 2.74% (Assured Guaranty Corp. Insured), LOC JPMorgan Chase Bank, VRDN (a)	13,700,000	13,700,000
(Univ. of Massachusetts Proj.) Series A, 2.08%, LOC Dexia Cr. Local de France, VRDN (a)	7,400,000	7,400,000
(Wellesley College Proj.) Series 2008 I, 1.9%, VRDN (a)	3,000,000	3,000,000
(Williams College Proj.) Series I, 2.05%, VRDN (a)	18,800,000	18,800,000
Series 2008 H1, 1.57% 3/4/09, CP	8,000,000	8,000,000
Series 2008 H2, 1.55% 11/3/08, CP	9,000,000	9,000,000
Series B, 2.24%, LOC RBS Citizens NA, VRDN (a)	7,730,000	7,730,000
1.55% 9/3/08, CP	47,200,000	47,200,000
1.55% 9/4/08, CP	8,200,000	8,200,000
1.55% 9/10/08, CP	6,700,000	6,700,000
1.6% 10/8/08, CP	11,500,000	11,500,000
1.75% 10/6/08, CP	7,988,000	7,988,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2003 F, 3.4% (FSA Insured), VRDN (a)	98,690,000	98,690,001
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.7% tender 9/3/08, CP mode	5,690,000	5,690,000
1.75% tender 10/8/08, CP mode	4,100,000	4,100,000
Series 1993 A, 1.75% tender 10/8/08, CP mode	6,300,000	6,300,000
Series 1993 B, 1.95% tender 10/2/08, CP mode	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	$ 19,800,000	$ 19,800,000
0% 8/1/09	8,500,000	8,324,637
(Goddard House Proj.) 2.22%, LOC Bank of America NA, VRDN (a)	9,400,000	9,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.24%, LOC Bank of America NA, VRDN (a)	6,085,000	6,085,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 1.52% 8/8/08, LOC Bank of New York, New York, CP	15,000,000	15,000,000
Series 2008 A, 2.17%, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	30,500,000	30,500,000
Series EGL 07 0033, 2.37% (Liquidity Facility Bayerische Landesbank) (a)(e)	19,800,000	19,800,000
Series EGL 07 0067, 2.37% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	19,100,000	19,100,000
Series EGL 07 0092, 2.37% (Liquidity Facility Citibank NA) (a)(e)	33,500,000	33,500,000
Series Putters 1197, 2.49% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,680,000	7,680,000
Series Putters 1430, 2.44% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	10,200,000	10,200,000
Series Putters 1819, 2.59% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,310,000	5,310,000
Series Putters 1920, 2.59% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,950,000	13,950,000
Series Putters 2038, 2.59% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	655,000	655,000
Series Putters 2286, 2.59% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,500,000	15,500,000
Series Putters 2479Z, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100,000	3,100,000
Series Putters 2735, 2.59% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,635,000	4,635,000
Series Putters 2857, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,210,000	9,210,000
Series ROC II R 10321, 2.38% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series ROC II R 12209, 2.39% (Liquidity Facility Bank of New York, New York) (a)(e)	$ 10,000,000	$ 10,000,000
Series ROC II R 414, 2.49% (Liquidity Facility Citibank NA) (a)(e)	2,585,000	2,585,000
Series ROC II R 613, 2.38% (Liquidity Facility Citibank NA) (a)(e)	15,230,000	15,230,000
Series A:
1.55% 9/9/08, LOC Bank of Nova Scotia, New York Agcy., CP	8,000,000	8,000,000
1.65% 10/15/08, LOC Bank of Nova Scotia, New York Agcy., CP	8,100,000	8,100,000
1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,500,000	6,500,000
1.85% 8/7/08, LOC Bank of Nova Scotia, New York Agcy., CP	13,385,000	13,385,000
1.87% 8/5/08, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series PT 3511, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,980,000	6,980,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN:
Series DBE 528, 2.27% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,630,000	3,630,000
Series Putters 2880, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,000,000	9,000,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 2600, 2.24% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,235,000	17,235,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 2365, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,780,000	5,780,000
Series PT 2368, 2.25% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,720,000	7,720,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series Merlots 99 N, 2.24% (Liquidity Facility Wachovia Bank NA Charlotte) (a)(e)	9,170,000	9,170,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 07 22, 2.33% (Liquidity Facility Bank of America NA) (a)(e)	17,330,000	17,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series DCL 08 003, 2.4% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	$ 10,860,000	$ 10,860,000
Series DCL 08 005, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	20,850,000	20,850,000
Series EGL 06 0054, 2.39% (Liquidity Facility Citibank NA) (a)(e)	7,300,000	7,300,000
Series EGL 06 0097, 2.38% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	3,700,000	3,700,000
Series MS 04 1038, 2.75% (Liquidity Facility Morgan Stanley) (a)(e)	8,870,000	8,870,000
Series PT 4348, 2.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	3,500,000	3,500,000
Series PT 4370, 2.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	12,620,000	12,620,000
Series Putters 2660, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,745,000	3,745,000
Series Putters 2794, 2.44% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,440,000	5,440,000
Series Putters 2848, 2.44% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,590,000	8,590,000
Series ROC II R 10280, 2.49% (Liquidity Facility Citigroup, Inc.) (a)(e)	7,000,000	7,000,000
Series 1995, 1.65% 9/5/08, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
Series 1999 B, 2.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,150,000	4,150,000
Series 1999:
1.5% 8/12/08, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
1.55% 9/10/08, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
1.9% 8/13/08, LOC State Street Bank & Trust Co., Boston, CP	3,200,000	3,200,000
Series 2002 C, 2.52%, LOC Landesbank Hessen-Thuringen, VRDN (a)	36,070,000	36,070,000
Series 2002 D, 2.4%, LOC Landesbank Baden-Wuert, VRDN (a)	13,465,000	13,465,000
Series 2008 C, 2.1% (Liquidity Facility Bayerische Landesbank), VRDN (a)	34,900,000	34,900,000
Series 2008 D, 2.1% (Liquidity Facility Bayerische Landesbank), VRDN (a)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 E, 2.05% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 24,700,000	$ 24,700,000
Series 2008 F, 2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	2,100,000	2,100,000
Milton Gen. Oblig. BAN 2% 1/20/09	4,650,000	4,655,306
Nantucket Gen. Oblig. BAN 2% 2/27/09	3,137,725	3,135,923
North Reading Gen. Oblig. BAN 4% 9/18/08	7,686,000	7,690,573
Norwood Gen. Oblig. BAN 2.5% 1/15/09	6,950,000	6,971,287
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	15,400,000	15,508,134
Tewksbury Gen. Oblig. BAN 2.5% 2/10/09	17,540,941	17,577,901
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.95%, LOC Lloyds TSB Bank PLC, VRDN (a)	51,700,000	51,700,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 2.15%, LOC Bank of America NA, VRDN (a)	13,835,000	13,835,000
Woods Hole, Martha's Vineyard & Nantucket Steamship BAN 2.75% 10/30/08 (Massachusetts Gen. Oblig. Guaranteed)	5,000,000	5,008,024
Worcester Gen. Oblig. BAN 3.25% 9/26/08	5,245,000	5,256,929
		3,109,673,889
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 2657, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,305,000	2,305,000
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Bonds Series B2, 5% 1/1/09	4,250,000	4,306,053
North Carolina - 0.1%
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series Putters 2661, 2.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,375,000	2,375,000
Pennsylvania - 0.1%
Harrisburg Auth. Wtr. Rev. Series 2002 B, 3% (FSA Insured), VRDN (a)	2,300,000	2,300,000
Manheim Township School District 3% (FSA Insured), VRDN (a)	1,400,000	1,400,000
		3,700,000
Puerto Rico - 3.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series DCL 08 008, 2.39% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	4,490,000	4,490,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 2.22% (Liquidity Facility Bank of New York, New York) (a)(e)	$ 14,020,000	$ 14,020,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Participating VRDN Series MS 975, 2.27% (Liquidity Facility Morgan Stanley) (a)(e)	13,110,000	13,110,000
Series 2003 C4, 2.74% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Series 2003 C5, 2.74% (FSA Insured), VRDN (a)	39,700,000	39,700,000
Series 2007 A7, 2.2%, LOC UBS AG, VRDN (a)	9,600,000	9,600,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series SG 19, 2.27% (Liquidity Facility Societe Generale) (a)(e)	7,550,000	7,550,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.28%, LOC Banco Santander SA, VRDN (a)	2,350,000	2,350,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 3.22% (Liquidity Facility Morgan Stanley) (a)(e)	9,790,000	9,790,000
		102,610,000
Texas - 0.2%
Austin Wtr. & Wastewtr. Sys. Rev. 2.6% (FSA Insured), VRDN (a)	1,150,000	1,150,000
San Antonio Elec. & Gas Sys. Rev. Bonds Series A, 5.25% 2/1/16 (Pre-Refunded to 2/1/09 @ 101) (d)	2,810,000	2,884,536
Texas Gen. Oblig. Participating VRDN Series Putters 2492, 2.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,555,000	3,555,000
		7,589,536
Virginia - 0.2%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 2.21%, LOC Branch Banking & Trust Co., VRDN (a)	6,250,000	6,250,000
	Shares
Other - 3.0%
Fidelity Tax-Free Cash Central Fund, 2.37% (b)(c)	105,178,389	105,178,389
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $3,361,937,744)		3,361,937,744
NET OTHER ASSETS - 2.8%		97,109,994
NET ASSETS - 100%		$ 3,459,047,738
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,370,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/9/08	$ 10,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 865,829
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,361,937,744	$ 105,178,389	$ 3,256,759,355	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,256,759,355)	$ 3,256,759,355
Fidelity Central Funds (cost $105,178,389)	105,178,389
Total Investments (cost $3,361,937,744)		$ 3,361,937,744
Cash		60,360,168
Receivable for investments sold		26,903,668
Receivable for fund shares sold		12,425,360
Interest receivable		12,819,290
Distributions receivable from Fidelity Central Funds		152,729
Receivable from investment adviser for expense reductions		103,606
Other receivables		347,947
Total assets		3,475,050,512

Liabilities
Payable for investments purchased	$ 13,271,881
Payable for fund shares redeemed	1,373,078
Distributions payable	602,697
Accrued management fee	574,214
Distribution fees payable	3,311
Other affiliated payables	177,593
Total liabilities		16,002,774

Net Assets		$ 3,459,047,738
Net Assets consist of:
Paid in capital		$ 3,458,634,210
Undistributed net investment income		491
Accumulated undistributed net realized gain (loss) on investments		413,037
Net Assets		$ 3,459,047,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($797,662,459 ÷ 797,236,245 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,646,175,115 ÷ 2,645,723,672 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($15,210,164 ÷ 15,207,832 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 34,386,873
Income from Fidelity Central Funds		865,829
Total income		35,252,702

Expenses
Management fee	$ 3,500,963
Transfer agent fees	1,082,875
Distribution fees	34,316
Independent trustees' compensation	7,951
Total expenses before reductions	4,626,105
Expense reductions	(1,674,225)	2,951,880
Net investment income		32,300,822
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		261,839
Net increase in net assets resulting from operations		$ 32,562,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,300,822	$ 94,958,908
Net realized gain (loss)	261,839	240,279
Net increase in net assets resulting from operations	32,562,661	95,199,187
Distributions to shareholders from net investment income	(32,300,331)	(94,958,613)
Distributions to shareholders from net realized gain	-	(219,307)
Total distributions	(32,300,331)	(95,177,920)
Share transactions - net increase (decrease)	(366,405,834)	1,993,305,540
Total increase (decrease) in net assets	(366,143,504)	1,993,326,807

Net Assets
Beginning of period	3,825,191,242	1,831,864,435
End of period (including undistributed net investment income of $491 and undistributed net investment income of $0, respectively)	$ 3,459,047,738	$ 3,825,191,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.009	.033	.031	.022	.009	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.009	.033	.031	.022	.009	.007
Distributions from net investment income	(.009)	(.033)	(.031)	(.022)	(.009)	(.007)
Distributions from net realized gain	-	- F	- F	-	- F	- F
Total distributions	(.009)	(.033)	(.031)	(.022)	(.009)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.89%	3.35%	3.15%	2.19%	.95%	.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.34%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.30% A	.33%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.24% A	.26%	.32%	.32%	.38%	.39%
Net investment income (loss)	1.78% A	3.30%	3.11%	2.20%	.90%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 797,662	$ 855,065	$ 1,831,864	$ 1,388,517	$ 986,968	$ 999,019

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.027
Net realized and unrealized gain (loss) G	-	-
Total from investment operations	.009	.027
Distributions from net investment income	(.009)	(.027)
Distributions from net realized gain	-	- G
Total distributions	(.009)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.94%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.14% A	.15% A
Net investment income	1.88% A	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,646,175	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.025
Net realized and unrealized gain (loss) G	-	-
Total from investment operations	.008	.025
Distributions from net investment income	(.008)	(.025)
Distributions from net realized gain	-	- G
Total distributions	(.008)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.81%	2.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A	.49% A
Expenses net of fee waivers, if any	.45% A	.45% A
Expenses net of all reductions	.39% A	.39% A
Net investment income	1.63% A	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,210	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Funds. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Fund, are valued at their closing net asset value each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,361,937,744

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain expenses such as interest expense, including commitment fees.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35% with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 34,316	$ 2,105

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 411,344.10
Institutional Class	664,667.05
Service Class	6,864.05
	$ 1,082,875

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $678,680 and $7,435, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $184,133. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Massachusetts AMT Tax-Free Money Market	$ 189,002
Institutional Class	608,030
Service Class	6,945
$ 803,977

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008 A
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 7,263,120	$ 37,296,493
Institutional Class	24,802,289	57,438,713
Service Class	234,922	223,407
Total	$ 32,300,331	$ 94,958,613
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ -	$ 50,772
Institutional Class	-	168,474
Service Class	-	61
Total	$ -	$ 219,307

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008A
Massachusetts AMT Tax-Free Money Market Shares sold	354,041,803	1,244,217,940
Reinvestment of distributions	6,823,019	33,987,466
Shares redeemed	(418,321,432)	(2,254,780,594)
Net increase (decrease)	(57,456,610)	(976,575,188)
Institutional Class Shares sold	1,050,024,218	4,176,255,151
Reinvestment of distributions	20,662,506	48,882,718
Shares redeemed	(1,345,224,020)	(1,304,876,901)
Net increase (decrease)	(274,537,296)	2,920,260,968
Service Class Shares sold	9,582,538	69,501,980
Reinvestment of distributions	11,632	13,369
Shares redeemed	(44,006,098)	(19,895,589)
Net increase (decrease)	(34,411,928)	49,619,760

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Massachusetts AMT Tax-Free Money Market (retail class), as well as the fund's relative investment performance for Fidelity Massachusetts AMT Tax-Free Money Market (retail class) of the fund measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Massachusetts AMT Tax-Free Money Market (retail class) and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Institutional Class and Service Class of the fund has less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Massachusetts AMT Tax-Free Money Market (retail class).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Massachusetts AMT Tax-Free Money Market (retail class) of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that, on March 15, 2007, it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Fidelity Massachusetts AMT Tax-Free Money Market (retail class) and Institutional Class ranked below its competitive median for 2007 (for the period for Institutional Class) and the total expenses of Service Class ranked equal to its competitive median for the period. The Board considered that the total expenses of each class of the fund reflect the contractual arrangements for 2007 as if the contractual arrangements were in effect for the entire year.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for Fidelity Massachusetts AMT Tax-Free Money Market (retail class) at a fixed rate of 10 basis points, and (iii) limit the total expenses of Fidelity Massachusetts AMT Tax-Free Money Market (retail class) to 35 basis points. These contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 17, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 18, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. These contractual arrangements may not be increased without Board approval.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMA-USAN-0908
1.854002.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 22, 2008